CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Operating Activities:
Net Income	$ 4,950,498	$ 14,896,297
Adjustments to reconcile net income to total cash provided by operating activities:
Depreciation and amortization	6,409,818	6,367,817
Stock based compensation	1,107,828	1,339,496
Loss on sale of securities	0	27,967
Gain on software refund	0	(13,239)
Loss on disposal of geothermal water rights	0	451,299
Change in deferred income taxes	1,386,000	(10,307,000)
Net changes in:
Trade accounts receivable	7,616	332,673
Accounts payable and accrued liabilities	59,510	178,158
Prepaid expenses and other	(130,460)	(471,097)
Total cash provided by operating activities	13,790,810	12,802,371
Investing Activities:
Purchases of property, plant and equipment	(6,602,974)	(3,746,083)
Acquisition of additional interests in subsidiaries	(3,500,000)	(6,842,281)
Proceeds from sale of equities held for investment	0	41,528
Proceeds from software refund	0	31,120
Net funding of restricted cash reserves and bonds	(180,919)	(4,712)
Total cash used by investing activities	(10,283,893)	(10,520,428)
Financing Activities:
Issuance of common stock	49,549	1,634,918
Contributions from non-controlling interest	0	7,360
Distributions to non-controlling interest	(3,462,589)	(15,048,334)
Principal payments on notes payable and other obligations	(4,413,558)	(4,569,726)
Principal payments on capital leases	(20,919)	(48,120)
Total cash used by financing activities	(7,847,517)	(18,023,902)
Decrease in Cash and Cash Equivalents	(4,340,600)	(15,741,959)
Cash and Cash Equivalents, Beginning of Period	12,994,975	28,736,934
Cash and Cash Equivalents, End of Period	8,654,375	12,994,975
Non-cash investing and financing activities:
Accrual for purchases of property and equipment	8,230	84,208
Company acquisition by issuance of common stock	0	318,674
Convertible promissory note issued for additional subsidiary interest	1,597,000	0
Non-cash distributions to non-controlling interest	24,000	24,000
Other Items:
Interest paid	$ 3,819,585	$ 4,080,396